As filed with the Securities and Exchange Commission on July 29, 2022
Commission File Nos. 333-226897
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 10	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 843	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Carrie L. Chelko, Esq., Executive Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Associate General Counsel, Insurance Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[X]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the Flexible Premium Variable Deferred Annuity contract.

EXPLANATORY NOTE: This Amendment to the Registration Statement on Form N-4 (the “Registration Statement”) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and supplements the prospectus. Part C is also amended as reflected therein. Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

THE INFORMATION IN THE PROSPECTUS AS MODIFIED BY THIS SUPPLEMENT IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THE PROSPECTUS AS MODIFIED BY THIS SUPPLEMENT IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Supplement Dated __________, 2022
To The Prospectus Dated April 25, 2022 For

ELITE ACCESS ADVISORY II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

Effective __________, 2022 your prospectus is revised to update disclosures relating to the direct deduction of advisory fees under our administrative rules, and to accommodate the addition of an Add-On Benefit Advisory Fee Withdrawal Program. The new Add-On Benefit Advisory Fee Withdrawal Program will permit the payment of advisory fees, under our administrative rules, up to an annual amount of 1.25% of Contract Value without negatively impacting your eligible add-on benefit(s). Your prospectus is revised as follows:
➢    On the cover page of the prospectus, the third paragraph is deleted and replaced with the following:

The Contracts are or may be available through third party financial professionals who charge an advisory fee for their services. This advisory fee is in addition to contract fees and expenses disclosed in this prospectus. Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third party financial professional, subject to certain administrative rules. If you do elect to pay your advisory fees via direct deduction under our rules, these deductions will reduce the basic death benefit.

➢    In the Table of Contents of the prospectus, new line-items are added as follows:

Add-On Benefit Advisory Fee Withdrawal Program	24
Add-On Death Benefit	28

➢    In the section titled “Important Information you Should Consider About the Contract” beginning on page 3 of the prospectus, the following rows are deleted and replaced as follows:

•in the “FEES AND EXPENSES” table, the row titled “Transaction Charges” is replaced with the following:

Transaction Charges	You may be charged for certain transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds. Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third party financial professional, subject to certain administrative rules.	Contract Charges- Monthly Contract Charge and Transfer Charge

•in the “RESTRICTIONS” table, the row titled “Optional Benefits” is replaced with the following:

Optional Benefits
•Not all add-on benefits are available through all broker-dealers and may vary by state or date of purchase.
•We may modify or discontinue an add-on benefit at any time.
•Under certain circumstances, you may elect to have the advisory fee directly deducted from your Contract Value and automatically transmitted to your third party financial professional, subject to certain administrative rules. If you elect to pay your advisory fees via direct deductions under our rules, these deductions will reduce the basic death benefit.
Benefits Available Under the Contract

➢    In the section titled “Overview of the Contract” beginning on page 6 of the prospectus, for the question titled “How is my Contract impacted by the deduction of advisory fees?” on page 7 of the prospectus, the question and answer is deleted and replaced as follows:

Q.    How is my Contract impacted by the deduction of advisory fees?

A.    The Contracts are available through third party financial professionals who charge an advisory fee for their services. This advisory fee is in addition to contract fees and expenses disclosed in this prospectus. Under certain circumstances, you may elect to have the advisory fee directly deducted from your Contract Value and automatically transmitted to your third party financial professional, subject to certain administrative rules. If you do elect to pay your advisory fees via direct deductions under our rules, we will not treat such deductions as withdrawals in two specific ways: (i) we will not report them as taxable distributions under your Contract; and (ii) any such deduction will not trigger a reduction in the value of any eligible add-on benefit you elected. It is important to note that deductions to pay advisory fees will always reduce the basic death benefit and your Contract Value on a dollar-for dollar basis, and they are otherwise subject to all contractual provisions and other restrictions and penalties, including minimum withdrawal requirements.

If you make a withdrawal to pay advisory fees without setting up direct deductions under our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program, if applicable), your withdrawal will be treated as a standard partial withdrawal under the Contract. This means, in addition to your Contract Value and basic death benefit being reduced, we will reduce the value of any elected add-on benefit(s), and any such withdrawal will be subject to any applicable taxes and tax penalties.

Please note that the direct deduction of advisory fees, even under our rules (including the Add-On Benefit Advisory Fee Withdrawal Program) may negatively impact the add-on Earnings Protection Benefit (“EarningsMax”) by reducing the amount of earnings available for use under the benefit. The impact of these advisory fee deductions on the EarningsMax benefit is described in more detail under “Earnings Protection Benefit” beginning on page 27.

For more information on our administrative rules applicable to advisory fee deductions, please see “Advisory Fees” beginning on page 15 and “Add-On Advisory Fee Withdrawal Program” beginning on page 24.

➢    In the section titled “Example” beginning on page 9 of the prospectus, the first paragraph is deleted and replaced with the following:

The table below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity policies. These costs include transaction expenses, annual Contract expenses and annual Fund expenses. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and assumes the most expensive combination of annual Fund expenses and add-on benefits available for an additional charge (using the maximum possible charge). The Example does not include any advisory fees paid to third party financial professionals from Contract Value or other assets of the owner. If such advisory fees were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

➢    In the section titled “Principal Risks” beginning on page 11 of the prospectus, the last paragraph of the section titled “Deduction of Advisory Fees from Contract Value” is deleted and replaced with the following:

Deduction of Advisory Fees from Contract Value. Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third party financial professional, subject to certain administrative rules. If you do elect to pay your advisory fees via direct deductions under our rules, we will not treat such deductions as withdrawals in two specific ways: (i) we will not report them as taxable distributions under your Contract; and (ii) any such deduction will not trigger a reduction in the value of any eligible add-on benefit you elected. It is important to note that deductions to pay advisory fees will always reduce the basic death benefit and your Contract Value, and they are otherwise subject to all contractual provisions and other restrictions and penalties, including minimum withdrawal requirements. Advisory fees are in addition to Contract fees and expenses disclosed in this prospectus. In addition, the election of certain add-on benefits disqualifies you from utilizing our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program) to directly deduct advisory fees from Contract Value. This means if you take withdrawals to pay advisory fees and do not follow our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program) and/or elect an ineligible add-on benefit, all such withdrawals will be subject to any applicable income taxes and penalties and will reduce your add-on benefit(s).

Please note that the deduction of advisory fees under our rules (Including the Add-On Benefit Advisory Fee Withdrawal Program) may negatively impact the add-on Earnings Protection Benefit (“EarningsMax”) by reducing the amount of earnings available for use under the benefit. For more information, please see “Add-On Benefit Advisory Fee Withdrawal Program” beginning on page 24 and “Earnings Protection Benefit (“EarningsMax”)” beginning on page 26.

➢    In the section titled “Benefits Available Under the Contracts” beginning on page 13 of the prospectus, in the subsection titled “Basic Death Benefit”, the table is deleted in its entirety and replaced with the following:

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit	Guarantees your beneficiaries will receive a benefit of at least your Contract Value on the date Jackson receives all required documentation from your Beneficiary.	No additional charge	•Withdrawals could significantly reduce the benefit. •Payment of advisory fees via direct deduction from Contract Value could significantly reduce the benefit. •Benefit terminates on annuitization.

➢    In the section titled “Benefits Available Under the Contracts” beginning on page 13 of the prospectus, in the subsection titled “Add-On Death Benefits Available for a Fee”, the table is deleted in its entirety and replaced with the following:

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
EarningsMax	Increases the amount of the death benefit payable at your death based on a percentage of Contract earnings, which may help offset state and federal taxes due at the time of your death.	Maximum: 0.70% (as an annualized percentage of the average daily Contract Value in the Investment Divisions)
•Available only at Contract issue.
•The benefit cannot be terminated.
•Available to owners age 75 or younger.
•Subject to maximum benefit.
•On each fifth Contract Anniversary, the Guaranteed Minimum Death Benefit (“GMDB”) charge may be increased.
•No benefit will be paid if (i) there are no earnings in your contract, or (ii) your spouse exercises the Spousal Continuation Option.
•Payment of advisory fees via direct deduction under our rules (including the Add-On Benefit Advisory Fee Withdrawal Program) may reduce the amount of earnings available under this benefit.

Return of Premium Guaranteed Minimum Death Benefit
Changes your basic death benefit during the accumulation phase of your Contract to the greater of: (i) Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or (ii) all Premiums paid into the Contract (net of any applicable premium taxes and charges), reduced for withdrawals (including any applicable adjustments) in proportion to the reduction in the Contract Value at the time of the withdrawal.
Maximum: 0.40% (as a percentage of benefit base)
•Withdrawals may significantly reduce the value of this Return of Premium Death Benefit.
•Withdrawals may reduce the value of this benefit by more than the dollar amount of the withdrawal.
•The deduction of advisory fees from Contract Value under the Add-On Benefit Advisory Fee Withdrawal Program will be capped at 1.25% of Contract Value annually, and will not reduce the value of this benefit.
•On each fifth Contract Anniversary, the GMDB charge may be increased.
•Ownership changes are allowed, but Covered Lives cannot be changed.

➢    In the section titled “Contract Charges”, beginning on page 15 of the prospectus, under the subsection titled “Transaction Expenses” the sub-sub-section titled “Advisory Fees” is deleted and replaced with the following:

Advisory Fees. Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third party financial professional, subject to certain administrative rules. If you do elect to pay your advisory fees via direct deductions under our rules, we will not treat such deductions as withdrawals in two specific ways: (i) we will not report them as taxable deductions under your Contracts; and (ii) any such deduction will not trigger a reduction in the value of any eligible add-on benefit you elected. It is important to note that deductions to pay advisory fees will always reduce the basic death benefit and your Contract Value, and they are otherwise subject to all contractual provisions and other restrictions and penalties, including minimum withdrawal requirements. Advisory fees are in addition to Contract fees and expenses disclosed in this prospectus.

Our Administrative Rules. In order to have advisory fees directly deducted from your Contract Value, you must submit written authorization on a form provided by us, authorizing us to accept and execute instructions from your third party financial professional to make withdrawals from your Contract to pay the advisory fees pursuant to a written agreement between you and your third party financial professional. Advisory fee withdrawals are processed as net withdrawals, pro-rata from the investment options in which you are currently allocated. Requests for withdrawal of advisory fees will be processed on the Business Day in which they are received by us in Good Order. Advisory fees may not exceed an amount equal to an annual rate of 1.5% of your Contract’s cash value, which is the amount you could receive upon total withdrawal after all fees and adjustments have been assessed. You may terminate authorization for the direct deduction of advisory fees at any time by providing us with written notice of such termination.

Add-On Benefit Advisory Fee Withdrawal Program. In addition to our administrative rules, if you have elected an eligible add-on benefit, you must also utilize the Add-On Benefit Advisory Fee Withdrawal Program. Under this program, advisory fee deductions will not be permitted to exceed an annual amount equal to an annual rate of 1.25% of Contract Value. We discuss this program in detail later in this prospectus under “Add-On Benefit Advisory Fee Withdrawal Program” beginning on page 24.

Please note that the deduction of advisory fees under our rules (Including the Add-On Benefit Advisory Fee Withdrawal Program) may negatively impact the add-on Earnings Protection Benefit (“EarningsMax”) by reducing the amount of earnings available for use under the benefit. For more information, please see “Earnings Protection Benefit (“EarningsMax”)” beginning on page 26.

If you take a withdrawal to pay advisory fees without setting up direct deduction of advisory fees from Contract Value under our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program, if applicable), your withdrawal will be treated as a standard partial withdrawal under the Contract. This means, in addition to your Contract Value and basic death benefit being reduced, we will reduce the value of any elected add-on benefit(s), and any such withdrawal will be subject to any applicable taxes and tax penalties.

➢    In the section titled “Access to Your Money” beginning on page 22 of the prospectus, the following changes have been made:

•On page 22, the first paragraph of the section titled “Access to Your Money” is deleted and replaced with the following:

You can have access to the money in your Contract:

•by making either a partial or total withdrawal,

•by electing the Systematic Withdrawal Program,

•by utilizing the Add-On Benefit Advisory Fee Withdrawal Program,

•by electing to receive income payments.

•The second to last paragraph on page 23 is deleted and replaced with the following three paragraphs:

The Contract is designed for Contract Owners who have hired an investment adviser to manage their Contract Value for a fee. You may authorize payment of the fee from the Contract by following our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program, if applicable) for direct deduction of advisory fees from Contract Value. Conditions and limitations may apply, so please contact our Customer Care Center for more information. Our contact information is on the cover page of this prospectus. The investment adviser you engage is acting solely on your behalf. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between you and your adviser, and would be in addition to the fees and expenses described in this prospectus. You are strongly encouraged to discuss the impact of deducting advisory fees directly from your Contract Value with your financial professional before making any elections.

If you elect to pay advisory fees via direct deductions under our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program, if applicable), we will not treat such deductions as withdrawals in two specific ways: (i) we will not report them as taxable distributions under your Contracts; and (ii) any such deduction will not trigger a reduction in the value of any eligible add-on benefit you elected. It is important to note that deductions to pay advisory fees will always reduce the basic death benefit and your Contract Value, and they are otherwise subject to all contractual provisions and other restrictions and penalties, including minimum withdrawal requirements. These withdrawals are processed as net withdrawals, pro-rata from the investment options in which you are currently allocated. You may terminate authorization for the direct deduction of advisory fees at any time by providing us with written notice of such termination. For more information on the deduction of advisory fees from your Contract Value, and the impact of such deductions on add-on benefits, please see “Advisory Fees” beginning on page 15, and “Add-On Benefit Advisory Fee Withdrawal Program” beginning on page 24.

Please note that the deduction of advisory fees under our rules (Including the Add-On Benefit Advisory Fee Withdrawal Program) may negatively impact the add-on Earnings Protection Benefit (“EarningsMax”) by reducing the amount of earnings available for use under the benefit. For more information, please see “Earnings Protection Benefit (“EarningsMax”)” beginning on page 26.

•Immediately following the subsection titled “Systematic Withdrawal Program”, on page 23 of the prospectus, the following subsection titled “Add-On Benefit Advisory Fee Withdrawal Program” was added:

Add-On Benefit Advisory Fee Withdrawal Program. If you have elected an eligible add-on benefit, and would like to arrange to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third party financial professional under our administrative rules, you must also utilize this Add-On Benefit Advisory Fee Withdrawal Program. This program will permit the payment of advisory fees, under our administrative rules, up to an annual amount of 1.25% of Contract Value without negatively impacting your eligible add-on benefit(s). We will calculate the percentage of Contract Value as A divided by B for each withdrawal of advisory fees taken, where:

A = the amount withdrawn for the advisory fee, net of any applicable Market Value Adjustment; and

B = the Contract Value at the end of the Business Day prior to the initiation of an advisory fee withdrawal.

The Add-On Benefit Advisory Fee Withdrawal Program is available to owners who have elected an eligible add-on benefit. Withdrawals made pursuant to the Add-On Benefit Advisory Fee Withdrawal Program for the purpose of paying an advisory fee to your financial professional will not be treated as withdrawals as described in any eligible add-on benefit attached to your Contract, subject to the following:

•advisory fee withdrawals must be authorized in writing by you on a form provided by us, authorizing us to accept and execute instructions from your third party financial professional to make withdrawals from your Contract to pay advisory fees pursuant to a written agreement between you and your third party financial professional;

•the sum of all advisory fee withdrawals during a Contract Year will not be allowed to exceed 1.25% of Contract Value;

•advisory fee withdrawals will always reduce Contract Value;

•advisory fee withdrawals will only be allowed if the withdrawal and any applicable Market Value Adjustment do not bring the Contract Value below the contract minimums;

•withdrawals other than for the purpose of paying advisory fees are not protected under the scope of the Add-On Benefit Advisory Fee Withdrawal Program, and remain subject to all of the contractual provisions applicable to withdrawals under your Contract and any add-on benefits you’ve elected.

Please note that the direct deduction of advisory fees under our administrative rules, including this Add-On Benefit Advisory Fee Withdrawal Program, may negatively impact the add-on Earnings Protection Benefit (“EarningsMax”) by reducing the amount of earnings available for use under the benefit. For more information, please see “Earnings Protection Benefit (“EarningsMax”)” beginning on page 26.

The Add-On Benefit Advisory Fee Withdrawal Program will terminate at the earlier of:

•the date your Contract is terminated;

•the date we process your written notice to terminate the program;

•the date, after issue of the Contract, on which you elect an ineligible add-on benefit; and

•the date all eligible add-on benefits are terminated.

It is important to note that deductions to pay advisory fees (including under this Add-On Benefit Advisory Fee Withdrawal Program) will always reduce the basic death benefit and your Contract Value on a dollar-for dollar basis, and they are otherwise subject to all contractual provisions and other restrictions and penalties, including minimum withdrawal requirements.

For more information on which add-on benefits are eligible or ineligible for the Add-On Benefit Advisory Fee Withdrawal Program, please see “Benefits Available Under the Contracts” beginning on page 13, or contact your financial professional. For examples of how direct deduction of advisory fees under the Add-On Benefit Advisory Fee Withdrawal Program work in connection with your add-on benefits, please see “Appendix D (GMDB Prospectus Examples)”.

➢    In the section titled “Death Benefit” beginning on page 25 of the prospectus, the following changes have been made:

•In the subsection titled “Basic Death Benefit” beginning on page 25 of the prospectus, the following sentence was added to the end of the first paragraph:

All withdrawals, including the direct deduction of advisory fees from Contract Value, will reduce the basic death benefit.

•In the subsection titled “Earnings Protection Benefit (“EarningsMax”)” beginning on page 26 of the prospectus, immediately following the fourth paragraph, the following paragraph is added:

Please note that election of this EarningsMax benefit does not disqualify you from utilizing our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program) to directly deduct advisory fees from Contract Value to pay third party financial professionals. However, the deduction of advisory fees from Contract Value, even pursuant to our rules (including the Add-On Benefit Advisory Fee Withdrawal Program) may negatively impact this EarningsMax benefit by reducing your Contract Value, thus decreasing the probability that your Contract Value will exceed your Remaining Premium as required for payment of the Earnings Protection Benefit under this EarningsMax benefit. For more information on the direct deduction of advisory fees from Contract Value, please see “Add-On Benefit Advisory Fee Withdrawal Program” beginning on page 24. For an example of the impact of advisory fee deductions on the EarningsMax benefit, please see Appendix D.

•The following new subsection titled “Add-On Death Benefit” is added immediately following the subsection titled “Earnings Protection Benefit (“EarningsMax”)” beginning on page 28 of the prospectus:

Add-On Death Benefit. An add-on death benefit is available, which is designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for this add-on death benefit, and because you cannot change your selection, please be sure that you have read about and understand the Contract’s basic death benefit before selecting the add-on death benefit. The Return of Premium GMDB is available if you are 85 years of age or younger on the Contract’s Issue Date. The older you are at the time of selection, the less advantageous it would be for you to select the add-on death benefit. The add-on death benefit is subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

For purposes of the add-on death benefit, “Net Premiums” are defined as your Premium payments net of Premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%.

The direct deduction of advisory fees from Contract Value, made pursuant to our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program), are not considered withdrawals as described in the Return of Premium Guaranteed Minimum Death Benefit. The payment of advisory fees from Contract Value, even pursuant to our rules, will always reduce Contract Value and the basic death benefit. For more information about the deduction of advisory fees from Contract Value, please see “Add-On Benefit Advisory Fee Withdrawal Program” beginning on page 24.

Following are the calculations for the add-on death benefit. The following GMDB’s features are supplemented by the examples in “Appendix D (GMDB Prospectus Examples)”.

•In the sub-subsection titled “Return of Premium Guaranteed Minimum Death Benefit (“Return of Premium GMDB”)” beginning on page 26 of the prospectus, the following sentences were added to end of the the second paragraph:

The direct deduction of advisory fees from Contract Value, made pursuant to our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program), are not considered withdrawals as described in your Return of Premium GMDB add-on benefit, and will not impact your Return of Premium GMDB Benefit Base. The payment of advisory fees from Contract Value, even pursuant to our rules, will always reduce Contract Value and the basic death benefit. For more information about the deduction of advisory fees from Contract Value, please see “Advisory Fees” beginning on page 15, and “Add-On Benefit Advisory Fee Withdrawal Program” beginning on page 24.

➢    In the sub-subsection titled “Constructive Withdrawals - Investment Adviser Fees” appearing under the subsection titled “Contract Owner Taxation” on page 31 of the prospectus, the section is deleted and replaced with the following:

In 2019, we obtained a private letter ruling (“PLR”) from the Internal Revenue Service recognizing our ability, in specific circumstances, to treat the payment of investment advisory fees to an investment advisor out of nonqualified contracts as non-taxable withdrawals from the contracts.

Pursuant to the guidance provided by the Internal Revenue Service, we only permit the deduction of investment adviser fees from a contract in the following circumstances:

•The contract is an advisory fee product;

•A written contract exists between the registered investment adviser and the contract owner;

•During the time that the contract owner authorizes us to deduct advisory fees directly from the contract and automatically transmit them to a registered investment adviser, the contract will be solely liable for the fees and the fees will not be paid directly by the owner;

•The fees are paid directly from the annuity contract to the registered investment adviser;

•The fees do not exceed an amount equal to an annual rate of 1.50% of the contract’s cash value.

When these requirements are met, we will not treat such a deduction of fees as a taxable distribution. In order to prevent negative tax consequences, these deductions are only permitted if the above requirements are met. Any withdrawals taken by a contract owner in scenarios that do not conform to the above requirements will be treated as any other partial withdrawal from the contract, and may be subject to federal and state income taxes and a 10% federal penalty tax.

➢    Appendix D has been revised in the prospectus to add the following information:

APPENDIX D

GMDB PROSPECTUS EXAMPLES

I.EARNINGS PROTECTION DEATH BENEFIT

Example 5: This example demonstrates how advisory fee withdrawals during a Contract year, made under the Add-On Benefit Advisory Fee Withdrawal Program if an eligible add-on benefit has been elected in addition to Earnings Protection GMDB, impact EarningsMax values. The Maximum Advisory Fee Withdrawal Percentage allowed under the Add-On Benefit Advisory Fee Withdrawal Program is assumed to be 1.25% within this example.

•Example 5a: This example demonstrates what happens if a single advisory fee withdrawal of 1.25% of the Contract Value is made. At the time of the advisory fee withdrawal, your Contract Value is $160,000, your Remaining Premium is $100,000, your Earnings are $60,000, and your EarningsMax death benefit is $24,000.
▪The advisory fee withdrawal amount is $2,000 ($160,000 * .0125).
▪Your new Contract Value is $158,000.
▪Your Remaining Premium remains $100,000.
▪Your new Earnings are $58,000 ($158,000 - $100,000).
▪Your new EarningsMax death benefit is $23,200 ($58,000 * 0.40).
•Example 5b: This example demonstrates what happens if a single advisory fee withdrawal of 1.25% of the Contract Value is made. At the time of the advisory fee withdrawal, your Contract Value is $80,000, your Remaining Premium is $100,000, your Earnings are $0, and your EarningsMax death benefit is $0.
▪The advisory fee withdrawal amount is $1,000 ($80,000 * .0125).
▪Your new Contract Value is $79,000.
▪Your new Remaining Premium is $99,000.
▪Your Earnings remain $0.
▪Your EarningsMax death benefit remains $0.

•Notes:
▪The Earnings Protection GMDB is not an “eligible” add-on benefit under the Add-On Benefit Advisory Fee Withdrawal Program, and thus advisory fee withdrawals are treated the same as all other withdrawals for the purposes of calculating EarningsMax values.
▪Any advisory fee withdrawal requests that would cause the Total Advisory Fee Withdrawal Percentage to exceed the Maximum Annual Advisory Fee Withdrawal Percentage will not be processed.

II.RETURN OF PREMIUM GUARANTEED MINIMUM DEATH BENEFIT

Example 4: This example illustrates how advisory fee withdrawals during a Contract Year made under the Add-On Benefit Advisory Fee Withdrawal Program impact GMDB values. The Maximum Annual Advisory Fee Withdrawal Percentage allowed under the Add-On Benefit Advisory Fee Withdrawal Program is assumed to be 1.25% within this example.

•Example 4a: This example demonstrates what happens if a single advisory fee withdrawal of 1.25% of the Contract Value is made. At the time of the advisory fee withdrawal, your Contract Value is $100,000 and your GMDB Benefit Base is $100,000:
▪The advisory fee withdrawal of 1.25% of the Contract Value is initiated. Given this is the first advisory fee withdrawal during the Contract Year and it does not exceed the Maximum Annual Advisory Fee Withdrawal Percentage, the transaction will be processed under the Add-On Benefit Advisory Fee Withdrawal Program
▪The advisory fee withdrawn from the Contract is $1,250 ($100,000 * 0.0125 = $1,250). The withdrawal has an applicable MVA of $100.
▪The Contract Value after the advisory fee withdrawal is $98,850 ($100,000 – ($1,250 – $100) = $ 98,850).
▪Given the Total Advisory Fee Withdrawal Percentage during the Contract Year does not exceed the Maximum Annual Advisory Fee Withdrawal, the advisory fee withdrawal does not result in a benefit reduction:
•The GMDB Benefit Base remains $100,000.
▪Given the Total Advisory Fee Withdrawal Percentage for the Contract Year has reached the Maximum Annual Advisory Fee Withdrawal Percentage of 1.25%, no additional advisory fee withdrawals will be allowed to be withdrawn from the Contract during the current Contract Year. Subsequent advisory fee withdrawals cannot be taken until the next Contract Year.

•Example 4b: This example demonstrates what happens if an advisory fee withdrawal of 0.60% of the Contract Value is made semiannually. At the time of the first advisory fee withdrawal, your Contract Value is $100,000 and your GMDB Benefit Base is $100,000:
▪The first advisory fee withdrawal of 0.60% of the Contract Value is initiated. Given this is the first advisory fee withdrawal during the Contract Year and it does not exceed the Maximum Annual Advisory Fee Withdrawal Percentage, the transaction will be processed under the Add-On Benefit Advisory Fee Withdrawal Program.
▪The advisory fee withdrawn from the Contract is $600 ($100,000 * 0.006 = $600). The withdrawal does not have an MVA.
▪The Contract Value after the advisory fee withdrawal is $99,400 ($100,000 – $600 = $ 99,400).
▪Given the Total Advisory Fee Withdrawal Percentage during the Contract Year does not exceed the Maximum Annual Advisory Fee Withdrawal, the advisory fee withdrawal does not result in a benefit reduction:
•The GMDB Benefit Base remains $100,000.
▪Before the second advisory fee withdrawal is initiated, your Contract Value is $95,000, your GWB is $100,000, and your GAWA is $4,000:
▪The second advisory fee withdrawal during the Contract Year of 0.60% of the Contract Value is initiated. The Total Advisory Fee Withdrawal Percentage is calculated as the sum of the advisory withdrawals taken during the Contract Year as 1.20% (0.60% + 0.60% = 1.20%). Given the Total Advisory Fee Withdrawal Percentage does not exceed the Maximum Annual Advisory Fee Withdrawal Percentage, the transaction will be processed under the Add-On Benefit Advisory Fee Withdrawal Program.
▪The advisory fee withdrawn from the Contract is $570 ($95,000 * 0.006 = $570). The withdrawal does not have an MVA.
▪The Contract Value after the advisory fee withdrawal is $94,430 ($95,000 – $570 = $94,430).
▪Given the Total Advisory Fee Withdrawal Percentage during the Contract Year does not exceed the Maximum Annual Advisory Fee Withdrawal, the advisory fee withdrawal does not result in a benefit reduction:
•The GMDB Benefit Base remains $100,000.

◦Notes:
▪Any advisory fee withdrawal requests that would cause the Total Advisory Fee Withdrawal Percentage to exceed the Maximum Annual Advisory Fee Withdrawal Percentage will not be processed.

PART C

OTHER INFORMATION

Item 27. Exhibits

Exhibit No.	Description
(a)	Board of Directors Resolution

(a)(1)
Resolution of Depositor’s Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

(b)	Custodian Agreements. Not Applicable.

(c)	Underwriting Contracts.

(c)(1)
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant’s Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

(c)(2)	Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

(c)(3)	Specimen of Fee-Based Product Addendum to Selling Agreement, incorporated herein by reference to Pre-Effective Amendment 1, filed on November 30, 2016 (File Nos. 333-212424 and 811-08664).

(c)(4)
Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

(d)	Contracts.

(d)(1)
Specimen of the Elite Access Advisory II Variable Annuity Contract (ICC18 VA785), incorporated herein by reference to Registrant’s Statement, filed on August 17, 2018 (File Nos. 333-226897 and 811-08664).

(d)(2)	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

(d)(3)	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

(d)(4)
Form of Non-Qualified Stretch Annuity Endorsement (ICC14 7723), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-176619 and 811-08664).

(d)(5)
Form of Individual Retirement Annuity Endorsement (ICC14 7715), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

(d)(6)
Form of Roth Individual Retirement Annuity Endorsement (ICC14 7716), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

(d)(7)
Form of Section 403(b) Tax Sheltered Annuity Endorsement (ICC14 7725), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

(d)(8)	Form of Unisex Contract Endorsement (ICC18 7758), incorporated herein by reference to Registrant’s Statement, filed on August 17, 2018 (File Nos. 333-226897 and 811-08664).

(d)(9)
Form of Return of Premium Guaranteed Minimum Death Benefit (ICC20 7783), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on December 29, 2020 (File Nos. 333-226897 and 811-08664).

(e)	Applications.

(e)(1)	Form of Variable Annuity Application (V785 12/18), incorporated herein by reference to Registrant’s Statement, filed on August 17, 2018 (File Nos. 333-226897 and 811-08664).

(e)(2)	Form of Variable Annuity Application (V785 12/18), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on November 30, 2018 (File Nos. 333-226897 and 811-08664).

(e)(3)	Form of Variable Annuity Application (V785 06/19), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2, filed on June 18, 2019 (File Nos. 333-226897 and 811-08664).

(e)(4)	Form of Variable Annuity Application (V785 04/20), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 3, filed on April 21, 2020 (File Nos. 333-226897 and 811-08664).

(e)(5)	Form of Variable Annuity Application (V670 04/21), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on December 29, 2020 (File Nos. 333-226897 and 811-08664).

(e)(6)	Form of Variable Annuity Application (V785 04/21), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on April 20, 2021 (File Nos. 333-226897 and 811-08664).

(e)(7)	Form of Variable Annuity Application (V785 04/22), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on April 19, 2022 (File Nos. 333-226897 and 811-08664)

(f)	Depositor’s Certificate of Incorporation and By-laws.

(f)(1)	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

(f)(2)	By-laws of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

(f)(3)	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

(g)	Reinsurance Agreements. Not Applicable.

(h)	Participation Agreements.

(h)(1)(i)
Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(ii)
First Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated January 18, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(iii)
Second Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, Capital Research and Management Company, and Jackson National Asset Management, LLC, dated December 31, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(iv)
Third Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated April 24, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(v)
Fourth Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated August 13, 2018, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(vi)
Fifth Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated April 27, 2020, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(i)
Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated June 8, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(ii)
First Amendment to Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated September 25, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(iii)
Second Amendment to Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated April 27, 2020, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(i)
Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated May 1, 2010, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(ii)
First Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated February 1, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(iii)
Second Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 30, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(iv)
Third Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated March 1, 2013, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(v)
Fourth Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 24, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(vi)
Fifth Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated August 13, 2018, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(vii)
Sixth Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 27, 2020, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(viii)
Seventh Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 26, 2021, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(ix)
Fund of Funds Investment Agreement (American Funds) dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(3)(x)
Fund of Funds Investment Agreement (Blackrock Rule 12d1-4), dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(3)(xi)
Fund of Funds Investment Agreement (Vanguard Rule 12d1-4), dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(i)	Administrative Contracts.

(i)(1)
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

(j)	Other Material Contracts. Not Applicable.

(k)	Legal Opinion.

(k)(1)	Opinion and Consent of Counsel, attached hereto.

(l)	Other Opinions.

(l)(1)	Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(m)	Omitted Financial Statements. Not Applicable.

(n)	Initial Capital Agreements. Not Applicable.

(o)	Form of Initial Summary Prospectus.

(o)(1)	Form of Initial Summary Prospectus, attached hereto.

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Chief Executive Officer, President, and Director

Marcia L. Wadsten 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer, and Director

Carrie L. Chelko 1 Corporate Way Lansing, MI 48951	Executive Vice President, General Counsel, and Secretary

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Executive Vice President and Chief Operating Officer

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Chief Risk Officer, and Director

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Senior Vice President and Chief Actuary

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Senior Vice President and Treasurer

Don W. Cummings 1 Corporate Way Lansing, MI 48951	Senior Vice President and Chief Accounting Officer

Scott J. Golde 1 Corporate Way Lansing, MI 48951	Senior Vice President and Deputy General Counsel

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Technology Officer, Group Chief Information Security Officer, and Privacy Officer

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Senior Vice President

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President and Chief Human Resources Officer

Stacey L. Schabel 1 Corporate Way Lansing, MI 48951	Senior Vice President and Chief Audit Executive

Elizabeth Werner 1 Corporate Way Lansing, MI 48951	Senior Vice President

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Craig A. Anderson 1 Corporate Way Lansing, MI 48951	Vice President and Controller

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Robert Boles 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Vice President

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

Andrew Campbell 1 Corporate Way Lansing, MI 48951	Vice President

Hilary R. Cranmore 1 Corporate Way Lansing, MI 48951	Vice President

Lisa Ilene Fox 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Gahir 1 Corporate Way Lansing, MI 48951	Vice President

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Maggie C. Garza 1 Corporate Way Lansing, MI 48951	Vice President

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Heidi Kaiser 1 Corporate Way Lansing, MI 48951	Vice President, Chief Compliance Officer, Separate Accounts Chief Compliance Officer, and Advertising Officer

Scott F. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Toni L. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Diedre J. Kosier 1 Corporate Way Lansing, MI 48951	Vice President

Darren T. Kramer 1 Corporate Way Lansing, MI 48951	Vice President

Matthew F. Laker 300 Innovation Drive Franklin, TN 37067	Vice President

Lisa Ann-Crisp Lubahn 1 Corporate Way Lansing, MI 48951	Vice President

Aaron T. Maguire 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Dean M. Miller 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Jacky Morin 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Secretary

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Treasurer

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

John Frank Visicaro 1 Corporate Way Lansing, MI 48951	Vice President

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Vice President

Weston B. Wetherell 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company (“Depositor”), a stock life insurance company organized under the laws of the state of Michigan. The Depositor is a wholly owned subsidiary of Jackson Financial Inc., a publicly traded life insurance company in the United States.

The organizational chart for Jackson Financial Inc. indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Jackson Financial Inc. is incorporated herein by reference to Exhibit 29 of Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

Item 30. Indemnification

Provision is made in the Company’s Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or Investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter

a)Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

b)Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Chairman and Manager

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Manager

Scott Romine 300 Innovation Drive Franklin, TN 37067	President, Chief Executive Officer, and Manager

Alison Reed 300 Innovation Drive Franklin, TN 37067	Chief Operating Officer

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel

Bryan Wilhelm 300 Innovation Drive Franklin, TN 37067	Executive Vice President

Dana R. Melesky Flegler 1 Corporate Way Lansing, MI 48951	Senior Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Aileen Herndon 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Julie Hughes 1 Corporate Way Lansing, MI 48951	Senior Vice President

Heidi Kaiser 1 Corporate Way Lansing, MI 48951	Senior Vice President and Chief Compliance Officer

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Kevin Luebbers 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Brian Sward 300 Innovation Drive Franklin, TN 37067	Head of Product Solutions

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Robert Butler 300 Innovation Drive Franklin, TN 37067	Vice President

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Vice President

Michelle Carroll 1 Corporate Way Lansing, MI 48951	Vice President

Court Chynces 300 Innovation Drive Franklin, TN 37067	Vice President

Bill Dixon 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Fitzgerald 300 Innovation Drive Franklin, TN 37067	Vice President

Thomas Hurley 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp, and Controller

Brian Nicolarsen 300 Innovation Drive Franklin, TN 37067	Vice President

Joseph Patracuollo 300 Innovation Drive Franklin, TN 37067	Vice President

Joseph C. Pierce 300 Innovation Drive Franklin, TN 37067	Vice President

Kimberly Plyler 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Riggen 300 Innovation Drive Franklin, TN 37067	Vice President

David Russell 300 Innovation Drive Franklin, TN 37067	Vice President

Daniel Starishevsky 300 Innovation Drive Franklin, TN 37067	Vice President

Michael Story 1 Corporate Way Lansing, MI 48951	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Michelle Tidey 300 Innovation Drive Franklin, TN 37067	Vice President

Kendall Wetzel 300 Innovation Drive Franklin, TN 37067	Vice President

Myles Womack 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Lupton 300 Innovation Drive Franklin, TN 37067	Deputy Chief Compliance Officer

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

Tiffany Williams 300 Innovation Drive Franklin, TN 37067	Assistant Secretary

Scott Schabel 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Compliance Officer

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 32. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
300 Innovation Drive
Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item. 33. Management Services

Not Applicable.

Item. 34. Fee Representations

Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 29th day of July, 2022.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, Deputy General Counsel

Jackson National Life Insurance Company
(Depositor)

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, Deputy General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	July 29, 2022
Laura L. Prieskorn, Chief Executive Officer, President, and Director

*	July 29, 2022
Marcia Wadsten, Executive Vice President, Chief Financial Officer, and Director

*	July 29, 2022
Bradley O. Harris, Executive Vice President, Chief Risk Officer, and Director

*	July 29, 2022
Don W. Cummings, Senior Vice President, and Chief Accounting Officer

* By: /s/ SCOTT J. GOLDE
Scott J. Golde, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (Jackson), a Michigan corporation, hereby appoint Laura L. Prieskorn, Marcia Wadsten, Carrie Chelko, Susan S. Rhee and Scott J. Golde, (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications, registration statements, reports, and other documents, and any and all amendments thereto, with power to affix the corporate seal and to attest it, and to file such applications, registration statements, reports, and other documents, and amendments thereto, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities Exchange Act of 1934, and/or the Investment Company Act of 1940 and the rules and regulations thereunder of the Securities and Exchange Commission. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, 333-192971, 333-210504, 333-212424, 333-217500, 333-217501, 333-226897, 333-228801, 333-228802, 333-235565, 333-235567, and 333-252333), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), Jackson National Separate Account V (File No. 333-70697), and Jackson National Life Insurance Company (File Nos. 333-249750 and 333-249766), as well as any future separate account(s) and/or future file number(s) that Jackson establishes through which securities, particularly variable annuity contracts, variable universal life insurance policies, registered index-linked annuity contracts, or other registered annuity contracts are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 21st day of September, 2021.

/s/ LAURA L. PRIESKORN
Laura L. Prieskorn, Chief Executive Officer, President, and Director

/s/ MARCIA WADSTEN
Marcia Wadsten, Executive Vice President, Chief Financial Officer, and Director

/s/ BRADLEY O. HARRIS
Bradley O. Harris, Executive Vice President, Chief Risk Officer, and Director

/s/ DON W. CUMMINGS
Don W. Cummings, Senior Vice President, and Chief Accounting Officer

EXHIBIT LIST

Exhibit No.	Description
(k)(1)	Opinion and Consent of Counsel.
(o)(1)	Form of Initial Summary Prospectus.